Feb. 01, 2022
Service Shares Prospectus | Dreyfus New York Municipal Money Market Fund
Dreyfus New York Municipal Money Market Fund
February 1, 2022 GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND Dreyfus New York Municipal Money Market Fund Service Shares Supplement to Current Summary Prospectus and Prospectus

The following information supplements the information below the table in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until at least March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund's Service shares so that the direct expenses of the fund's Service shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowing and extraordinary expenses) do not exceed 1.00%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2023, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.